Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,677		$ 1,554
Depreciation charge	305
Adjustments for prepayments and accrued lease payments		$ 182
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	537		536
Depreciation charge	14
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	990		848
Depreciation charge	194
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	129		147
Depreciation charge	87
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21		$ 23
Depreciation charge	$ 10